UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        INTEGRAL CAPITAL MANAGEMENT II, L.P.
Address:     2750 Sand Hill Road
             Menlo Park
             California 94025

13F File Number:  028-05148

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Pamela K. Hagenah
Title:    General Partner
Phone:    650-233-0360

Signature, Place, and Date of Signing:

           Pamela K. Hagenah    Menlo Park, California    August 11, 1999

Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       5

Form 13F Information Table Value Total:   8,572



List of Other Included Managers:

 No.  13F File Number     Name

 NONE


                                                            FORM 13F
                                 NAME OF REPORTING MANAGER - INTEGRAL CAPITAL MANAGEMENT II, L.P.

                                                        AS OF 6/30/99

ITEM 1                           ITEM 2        ITEM 3     ITEM 4    ITEM 5   ITEM 6-INV. DISC.  ITEM 7             ITEM 8
                                                           VALUE    SHARES/  SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP    (X$1000)   PRN AMT  PRN  CALL  DSCRETN MANAGERS    SOLE     SHARED    NONE
------------------------------ -------------- --------- ----------- -------- ---  ----  ------- --------  --------  --------  ------
CARDIMA INC                    COMM STK       14147M106      484     238,382  SH         SOLE              238,382       0       0
CORSAIR COMMUNICATIONS INC     COMM STK       220406102    2,368     557,154  SH         SOLE              557,154       0       0
HEARTPORT INC                  COMM STK       421969106    1,140     480,000  SH         SOLE              480,000       0       0
MAPINFO CORP                   COMM STK       565105103    2,385     125,501  SH         SOLE              125,501       0       0
PHARMACYCLICS INC              COMM STK       716933106    2,195      78,394  SH         SOLE               78,394       0       0
----------------------------------------------------------------------------------------------------------------------------------
GRAND TOTAL                                                8,572
